LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY - Leases and 5G licenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Acquisition related loan completion time for use purposes	18 months
Weighted annual interest rate on lease contracts	12.17%	12.79%
Average maturity on lease contracts	5 years 1 month 13 days	5 years 4 months 17 days
Current	R$ 6,447,958	R$ 4,475,660
Noncurrent	R$ 14,298,572	14,261,567
Reimbursement period	20 years
Borrowings	R$ 20,746,530	R$ 18,737,227	R$ 19,301,796
Reference interest rate (SELIC)	10.88%	13.03%
Lease liabilities [member]
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Nominal value payable	R$ 20,401,868	R$ 18,075,084
Unrealized financial expenses	5,155,262	4,479,045
Present value payable	(15,246,606)	(13,596,039)
Current	4,520,626	3,877,090
Noncurrent	10,725,980	9,718,949
Borrowings	R$ 15,246,606	R$ 13,596,039	R$ 12,032,603